UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22961

EA Series Trust
(Exact name of registrant as specified in charter)

3803 West Chester Pike, Suite 150
Newtown Square, PA 19073
(Address of principal executive offices) (Zip code)

3803 West Chester Pike, Suite 150
Newtown Square, PA 19073
(Name and address of agent for service)

(215) 330-4476
Registrant’s telephone number, including area code

Date of fiscal year end: July 31, 2026

Date of reporting period: July 31, 2026

Item 1. Report to Stockholders.

(a)

MarketDesk Focused U.S. Dividend ETF Ticker: FDIV Listed on: The Nasdaq Stock Market LLC	July 31, 2026 Annual Shareholder Report https://www.marketdeskindices.com/fdiv

This annual shareholder report contains important information about the MarketDesk Focused U.S. Dividend ETF (the “Fund”) for the period of August 1, 2025 to July 31, 2026 (the “Period”). You can find additional information about the Fund at https://www.marketdeskindices.com/fdiv. You can also request this information by contacting us at (215) 330-4476. For information regarding your Fund shares or account, including account balances, transactions, or distributions, please contact your financial intermediary.

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$37	0.35%

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT

PERFORMANCE
	One Year	Since Inception (9/19/2023)
MarketDesk Focused U.S. Dividend ETF - NAV	9.63%	6.58%
S&P 500 Index	19.56%	21.56%
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit https://www.marketdeskindices.com/fdiv for more recent performance information.

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?
The Fund’s investment strategy seeks both capital appreciation and a high level of dividend income. During the Period, the Fund underperformed the broader U.S. equity market as elevated interest rates weighed on dividend-oriented equities, while market gains remained concentrated in large technology companies benefiting from increased investment in artificial intelligence (AI).

Dividend stocks continued to face headwinds from elevated interest rates as money market yields and other fixed income investments provided income-seeking investors with attractive alternatives. Higher borrowing costs also pressured capital-intensive and leverage-sensitive companies by increasing interest expense and limiting capital available for investment, expansion, and dividend growth. Meanwhile, AI-related infrastructure spending remained comparatively strong, contributing to a widening divergence in growth between AI-related businesses and more traditional segments of the economy.

Annual Shareholder Report: July 31, 2026

MarketDesk Focused U.S. Dividend ETF Ticker: FDIV Listed on: The Nasdaq Stock Market LLC	July 31, 2026 Annual Shareholder Report https://www.marketdeskindices.com/fdiv

This divergence was particularly meaningful for the Fund because its investment universe requires companies to meet certain dividend criteria. Many technology companies benefiting from AI-related spending paid dividends below the Fund’s required threshold or did not pay dividends at all, making them ineligible for investment. As a result, the Fund maintained greater exposure to mature, dividend-paying businesses that generally experienced slower growth. Some of these companies also faced pressure as investors assessed the potential for AI to disrupt their industries or limit future growth prospects, even though those risks had not yet materially affected underlying operating results.

KEY FUND STATISTICS (as of Period End)
Net Assets	$58,674,845	Portfolio Turnover Rate*	465%
# of Portfolio Holdings	62	Fund Advisory Fees Paid	$252,050
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

SECTOR WEIGHTING (as a % of Net Assets)
Financials	24.4%
Consumer Discretionary	17.8%
Industrials	17.3%
Consumer Staples	14.5%
Health Care	11.4%
Utilities	5.9%
Materials	4.7%
Communication Services	3.9%

TOP 10 HOLDINGS (as a % of Net Assets)
Lamb Weston Holdings, Inc.	2.3%
Allstate Corp.	2.3%
Hanover Insurance Group, Inc.	2.2%
Millicom International Cellular SA	2.2%
Amgen, Inc.	2.2%
Bank of America Corp.	2.1%
MSC Industrial Direct Co., Inc. - Class A	2.1%
Johnson & Johnson	2.1%
T Rowe Price Group, Inc.	2.1%
Brown-Forman Corp. - Class B	2.1%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://www.marketdeskindices.com/fdiv. You can also request information by calling (215) 330-4476.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.
Annual Shareholder Report: July 31, 2026

MarketDesk Focused U.S. Momentum ETF Ticker: FMTM Listed on: The Nasdaq Stock Market LLC	July 31, 2026 Annual Shareholder Report https://www.marketdeskindices.com/fmtm

This annual shareholder report contains important information about the MarketDesk Focused U.S. Momentum ETF (the “Fund”) for the period of August 1, 2025 to July 31, 2026 (the “Period”). You can find additional information about the Fund at https://www.marketdeskindices.com/fmtm. You can also request this information by contacting us at (215) 330-4476. For information regarding your Fund shares or account, including account balances, transactions, or distributions, please contact your financial intermediary.

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$54	0.45%

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT

PERFORMANCE
	One Year	Since Inception (3/19/2025)
MarketDesk Focused U.S. Momentum ETF - NAV	41.89%	36.21%
S&P 500 Index	19.56%	23.98%
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit https://www.marketdeskindices.com/fmtm for more recent performance information.

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?
The Fund’s investment strategy seeks capital appreciation. During the Period, the Fund benefited from a market environment characterized by several strong momentum trends. These included companies tied to artificial intelligence (AI) infrastructure, semiconductors, and cloud computing, where the Fund's quantitative process identified companies exhibiting strengthening price momentum. The Fund also captured positive trends across the Industrials, Communication Services, and Financials sectors, helping broaden performance beyond the Technology sector.
AI-related infrastructure investment remained one of the strongest market themes during the Period as companies increased capital spending on computing infrastructure and other technology necessary to build and run AI models. The Fund’s quantitative investment process identified strengthening price momentum among companies benefiting from this spending, allowing the portfolio to participate as momentum built. Periodic concerns about the return on AI investment and the outlook for capital spending created volatility, but the broader trend remained relatively persistent.

Annual Shareholder Report: July 31, 2026

MarketDesk Focused U.S. Momentum ETF Ticker: FMTM Listed on: The Nasdaq Stock Market LLC	July 31, 2026 Annual Shareholder Report https://www.marketdeskindices.com/fmtm

KEY FUND STATISTICS (as of Period End)
Net Assets	$252,248,950	Portfolio Turnover Rate*	720%
# of Portfolio Holdings	31	Fund Advisory Fees Paid	$398,670
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

SECTOR WEIGHTING (as a % of Net Assets)
Information Technology	47.9%
Industrials	19.3%
Financials	13.1%
Health Care	9.7%
Real Estate	6.4%
Consumer Discretionary	3.4%
Cash and Cash Equivalents	0.2%

TOP 10 HOLDINGS (as a % of Net Assets)
Astera Labs, Inc.	3.8%
Western Digital Corp.	3.7%
Snowflake, Inc. - Class A	3.5%
Illumina, Inc.	3.5%
Crowdstrike Holdings, Inc. - Class A	3.5%
Fortinet, Inc.	3.4%
Lam Research Corp.	3.4%
NetApp, Inc.	3.4%
Datadog, Inc. - Class A	3.4%
Viking Holdings Ltd.	3.4%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://www.marketdeskindices.com/fmtm. You can also request information by calling (215) 330-4476.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Annual Shareholder Report: July 31, 2026

(b) Not applicable

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the year covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the year covered by this report.

A copy of the registrant’s Code of Ethics is incorporated by reference.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees of the Trust has determined that there is at least one audit committee financial expert serving on its audit committee. Dr. Michael Pagano is an “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past fiscal year. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning, including review of the registrant’s tax returns and calculations of required income, capital gain and excise distributions. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for the last fiscal year for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FDIV		FMTM
	FYE 07/31/2026	FYE 07/31/2025	FYE 07/31/2026	FYE 07/31/2025
(a) Audit Fees	$8,750	$8,750	$8,750	$7,250
(b) Audit-Related Fees	N/A	N/A	N/A	N/A
(c) Tax Fees	$2,250	$2,250	$2,250	$1,750
(d) All Other Fees	N/A	N/A	N/A	N/A

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) None of the fees billed by any Fund's principal accountant were applicable to non-audit services pursuant to a waiver of the pre-approval requirement.

(f) All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g) None of the fees billed by any Fund's principal accountant were applicable to non-audit services billed or expected to be billed to any Fund’s investment adviser.

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

(j) The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

(a) The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: Daniel Dorn, Chukwuemeka (Emeka) Oguh, and Michael Pagano.

(b) Not applicable.

Item 6. Investments.
(a)

MARKETDESK FOCUSED U.S. DIVIDEND ETF
SCHEDULE OF INVESTMENTS
July 31, 2026

	Shares	Value
COMMON STOCKS - 99.9%
Communication Services - 3.9%
Movies & Entertainment - 1.7%
TKO Group Holdings, Inc.	5,490	$998,137

Wireless Telecommunication Services - 2.2%
Millicom International Cellular SA	13,530	1,291,844
Total Communication Services		2,289,981

Consumer Discretionary - 17.8%
Apparel, Accessories & Luxury Goods - 1.9%
Columbia Sportswear Co.	18,396	1,092,355

Automotive Parts & Equipment - 1.8%
Gentex Corp.	46,217	1,079,629

Home Improvement Retail - 1.9%
Home Depot, Inc.	1,727	573,295
Lowe's Cos., Inc.	2,668	554,437
		1,127,732
Homefurnishing Retail - 1.9%
Williams-Sonoma, Inc.	4,861	1,111,516

Hotels, Resorts & Cruise Lines - 3.7%
Carnival Corp. Ltd.	20,468	569,215
Royal Caribbean Cruises Ltd.	1,839	585,354
Wyndham Hotels & Resorts, Inc.	13,719	1,027,004
		2,181,573
Leisure Products - 1.8%
Brunswick Corp.	13,493	1,065,947

Other Specialty Retail - 0.9%
Dick's Sporting Goods, Inc.	2,560	501,530

Restaurants - 3.9%
Darden Restaurants, Inc.	5,548	1,129,462
Yum! Brands, Inc.	7,595	1,164,161
		2,293,623
Total Consumer Discretionary		10,453,905

Consumer Staples - 14.5%
Distillers & Vintners - 2.1%
Brown-Forman Corp. - Class B	42,618	1,224,415
The accompanying notes are an integral part of these financial statements.

1

MARKETDESK FOCUSED U.S. DIVIDEND ETF
SCHEDULE OF INVESTMENTS
July 31, 2026

	Shares	Value
Food Distributors - 1.1%
Sysco Corp.	7,289	$621,314

Household Products - 4.0%
Colgate-Palmolive Co.	12,872	1,175,214
Kimberly-Clark Corp.	5,494	600,549
Procter & Gamble Co.	3,959	572,036
		2,347,799
Packaged Foods & Meats - 4.3%
Lamb Weston Holdings, Inc.	25,760	1,353,688
Mondelez International, Inc. - Class A	18,920	1,178,905
		2,532,593
Soft Drinks & Non-alcoholic Beverages - 3.0%
Coca-Cola Co.	7,349	643,699
Keurig Dr Pepper, Inc.	35,457	1,103,422
		1,747,121
Total Consumer Staples		8,473,242

Financials - 24.4%
Asset Management & Custody Banks - 2.1%
T Rowe Price Group, Inc.	10,971	1,226,009

Consumer Finance - 2.0%
Capital One Financial Corp.	5,698	1,190,939

Diversified Banks - 3.9%
Bank of America Corp.	20,120	1,246,434
Citigroup, Inc.	8,043	1,065,295
		2,311,729
Investment Banking & Brokerage - 3.8%
Goldman Sachs Group, Inc.	1,085	1,104,943
Morgan Stanley	5,279	1,110,807
		2,215,750
Life & Health Insurance - 1.1%
Aflac, Inc.	4,963	632,683

Property & Casualty Insurance - 9.6%
Allstate Corp.	5,064	1,337,301
American Financial Group, Inc.	8,598	1,218,509
Axis Capital Holdings Ltd.	11,183	1,177,793
Cincinnati Financial Corp.	3,326	590,964
The accompanying notes are an integral part of these financial statements.

2

MARKETDESK FOCUSED U.S. DIVIDEND ETF
SCHEDULE OF INVESTMENTS
July 31, 2026

	Shares	Value
Hanover Insurance Group, Inc.	5,668	$1,318,547
		5,643,114
Regional Banks - 1.9%
First Hawaiian, Inc.	40,313	1,120,298
Total Financials		14,340,522

Health Care - 11.4%
Biotechnology - 4.3%
AbbVie, Inc.	4,854	1,218,063
Amgen, Inc.	3,339	1,286,049
		2,504,112
Managed Health Care - 3.9%
Elevance Health, Inc.	3,050	1,146,312
UnitedHealth Group, Inc.	2,839	1,176,482
		2,322,794
Pharmaceuticals - 3.2%
Johnson & Johnson	4,815	1,234,325
Merck & Co., Inc.	4,774	621,575
		1,855,900
Total Health Care		6,682,806

Industrials - 17.3%
Aerospace & Defense - 0.9%
Honeywell Aerospace, Inc. (a)	2,537	524,500

Air Freight & Logistics - 1.0%
United Parcel Service, Inc. - Class B	5,427	565,602

Electrical Components & Equipment - 2.1%
Rockwell Automation, Inc.	2,498	1,199,240

Environmental & Facilities Services - 2.0%
Waste Management, Inc.	5,284	1,197,090

Human Resource & Employment Services - 1.2%
Automatic Data Processing, Inc.	2,706	721,041

Industrial Conglomerates - 1.1%
Honeywell International, Inc.	2,537	616,618

Industrial Machinery & Supplies & Components - 4.1%
Illinois Tool Works, Inc.	2,202	631,864
Otis Worldwide Corp.	7,942	571,427
The accompanying notes are an integral part of these financial statements.

3

MARKETDESK FOCUSED U.S. DIVIDEND ETF
SCHEDULE OF INVESTMENTS
July 31, 2026

	Shares	Value
Snap-on, Inc.	2,957	$1,213,582
		2,416,873
Passenger Airlines - 1.7%
Southwest Airlines Co.	22,575	1,015,198

Rail Transportation - 1.1%
Union Pacific Corp.	2,233	652,326

Trading Companies & Distributors - 2.1%
MSC Industrial Direct Co., Inc. - Class A	10,058	1,241,157
Total Industrials		10,149,645

Materials - 4.7%
Construction Materials - 1.6%
CRH PLC	10,255	974,328

Metal, Glass & Plastic Containers - 1.1%
AptarGroup, Inc.	4,697	629,210

Paper & Plastic Packaging Products & Materials - 2.0%
Graphic Packaging Holding Co.	107,473	1,153,185
Total Materials		2,756,723

Utilities - 5.9%
Electric Utilities - 4.9%
Evergy, Inc.	13,716	1,138,565
Eversource Energy	16,459	1,178,300
OGE Energy Corp.	12,240	579,564
		2,896,429
Multi-Utilities - 1.0%
Consolidated Edison, Inc.	5,404	588,225
Total Utilities		3,484,654
TOTAL COMMON STOCKS (Cost $56,387,306)		58,631,478

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.0% (b)
First American Government Obligations Fund - Class X, 3.58% (c)	9,421	9,421
TOTAL MONEY MARKET FUNDS (Cost $9,421)		9,421

TOTAL INVESTMENTS - 99.9% (Cost $56,396,727)		$58,640,899
Other Assets in Excess of Liabilities - 0.1%		33,946
TOTAL NET ASSETS - 100.0%		$58,674,845

The accompanying notes are an integral part of these financial statements.

4

MARKETDESK FOCUSED U.S. DIVIDEND ETF
SCHEDULE OF INVESTMENTS
July 31, 2026
Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)	The rate shown represents the 7-day annualized yield as of July 31, 2026.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

The accompanying notes are an integral part of these financial statements.

5

MARKETDESK FOCUSED U.S. MOMENTUM ETF
SCHEDULE OF INVESTMENTS
July 31, 2026

	Shares	Value
COMMON STOCKS - 93.4%
Consumer Discretionary - 3.4%
Hotels, Resorts & Cruise Lines - 3.4%
Viking Holdings Ltd. (a)	81,651	$8,520,282

Financials - 13.1%
Asset Management & Custody Banks - 6.6%
Franklin Resources, Inc.	246,816	8,357,190
State Street Corp.	44,704	8,232,688
		16,589,878
Diversified Financial Services - 3.2%
Voya Financial, Inc.	83,010	8,253,684

Life & Health Insurance - 3.3%
MetLife, Inc.	85,944	8,261,797
Total Financials		33,105,359

Health Care - 9.7%
Health Care Services - 3.1%
CVS Health Corp.	76,503	7,989,208

Life Sciences Tools & Services - 3.5%
Illumina, Inc. (a)	43,050	8,829,555

Managed Health Care - 3.1%
Humana, Inc.	21,303	7,751,310
Total Health Care		24,570,073

Industrials - 19.3%
Cargo Ground Transportation - 3.2%
Schneider National, Inc. - Class B	225,569	8,061,836

Human Resource & Employment Services - 3.3%
ManpowerGroup, Inc.	157,335	8,247,501

Industrial Machinery & Supplies & Components - 3.2%
Timken Co.	58,845	8,094,130

Rail Transportation - 6.4%
CSX Corp.	158,454	7,986,082
Union Pacific Corp.	28,056	8,195,999
		16,182,081
The accompanying notes are an integral part of these financial statements.

6

MARKETDESK FOCUSED U.S. MOMENTUM ETF
SCHEDULE OF INVESTMENTS
July 31, 2026

	Shares	Value
Trading Companies & Distributors - 3.2%
MSC Industrial Direct Co., Inc. - Class A	65,549	$8,088,746
Total Industrials		48,674,294

Information Technology - 47.9% (b)
Application Software - 3.4%
Datadog, Inc. - Class A (a)	31,998	8,574,504

Communications Equipment - 3.3%
F5, Inc. (a)	20,471	8,241,010

Internet Services & Infrastructure - 10.1%
Okta, Inc. (a)	59,206	8,403,107
Snowflake, Inc. - Class A (a)	30,192	8,854,710
Twilio, Inc. - Class A (a)	41,869	8,262,847
		25,520,664
Semiconductor Materials & Equipment - 3.4%
Lam Research Corp.	29,580	8,667,532

Semiconductors - 7.1%
Astera Labs, Inc. (a)	30,458	9,479,443
Marvell Technology, Inc.	44,982	8,436,824
		17,916,267
Systems Software - 10.3%
Crowdstrike Holdings, Inc. - Class A (a)	45,909	8,762,192
Fortinet, Inc. (a)	53,531	8,669,346
Palo Alto Networks, Inc. (a)	25,633	8,505,798
		25,937,336
Technology Hardware, Storage & Peripherals - 10.3%
Dell Technologies, Inc. - Class C	19,908	8,070,106
NetApp, Inc.	48,543	8,664,926
Western Digital Corp.	17,131	9,333,654
		26,068,686
Total Information Technology		120,925,999
TOTAL COMMON STOCKS (Cost $237,512,929)		235,796,007

REAL ESTATE INVESTMENT TRUSTS - 6.4%
Real Estate - 6.4%
Office REITs - 6.4%
Cousins Properties, Inc.	255,618	8,064,748
Highwoods Properties, Inc.	242,856	8,045,819
Total Real Estate		16,110,567
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $16,413,429)		16,110,567
The accompanying notes are an integral part of these financial statements.

7

MARKETDESK FOCUSED U.S. MOMENTUM ETF
SCHEDULE OF INVESTMENTS
July 31, 2026

	Shares	Value
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.2%
First American Government Obligations Fund - Class X, 3.58% (c)	409,527	$409,527
TOTAL MONEY MARKET FUNDS (Cost $409,527)		409,527

TOTAL INVESTMENTS - 100.0% (Cost $254,335,885)		$252,316,101
Liabilities in Excess of Other Assets - (0.0)% (d)		(67,151)
TOTAL NET ASSETS - 100.0%		$252,248,950

Percentages are stated as a percent of net assets.

REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(c)	The rate shown represents the 7-day annualized yield as of July 31, 2026.
(d)	Represents less than 0.05% of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and
Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(b) Not applicable
The accompanying notes are an integral part of these financial statements.

8

MARKETDESK FOCUSED ETFs
Item 7. Financial Statements and Financial Highlights for Open-End Management Investment
Companies.

STATEMENTS OF ASSETS AND LIABILITIES
July 31, 2026

	MarketDesk Focused U.S. Dividend ETF	MarketDesk Focused U.S. Momentum ETF
ASSETS:
Investments, at value (See Note 2)	$58,640,899	$252,316,101
Dividends receivable	54,803	28,061
Total assets	58,695,702	252,344,162

LIABILITIES:
Payable to adviser (See Note 3)	20,857	95,212
Total liabilities	20,857	95,212
NET ASSETS	$58,674,845	$252,248,950

NET ASSETS CONSIST OF:
Paid-in capital	$79,654,114	$275,938,440
Total distributable earnings (accumulated losses)	(20,979,269)	(23,689,490)
Total net assets	$58,674,845	$252,248,950

Net assets	$58,674,845	$252,248,950
Shares issued and outstanding (unlimited shares authorized without par value)	2,110,000	6,570,000
Net asset value per share	$27.81	$38.39

COST:
Investments, at cost	$56,396,727	$254,335,885

The accompanying notes are an integral part of these financial statements.

MARKETDESK FOCUSED ETFs

STATEMENTS OF OPERATIONS
For the Year Ended July 31, 2026

	MarketDesk Focused U.S. Dividend ETF	MarketDesk Focused U.S. Momentum ETF
INVESTMENT INCOME:
Dividend income	$1,906,363	$676,042
Less: Dividend withholding taxes	(6,382)	—
Total investment income	1,899,981	676,042

EXPENSES:
Investment advisory fee (See Note 3)	252,050	398,670
Total expenses	252,050	398,670
NET INVESTMENT INCOME (LOSS)	1,647,931	277,372

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(11,827,297)	(21,824,005)
In-kind redemptions	11,554,533	29,599,430
Net realized gain (loss)	(272,764)	7,775,425

Net change in unrealized appreciation (depreciation) on:
Investments	5,229,183	(2,650,535)
Net change in unrealized appreciation (depreciation)	5,229,183	(2,650,535)
Net realized and unrealized gain (loss)	4,956,419	5,124,890
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$6,604,350	$5,402,262

The accompanying notes are an integral part of these financial statements.

MARKETDESK FOCUSED ETFs
STATEMENTS OF CHANGES IN NET ASSETS

	MarketDesk Focused U.S. Dividend ETF		MarketDesk Focused U.S. Momentum ETF
	Year ended July 31, 2026	Year ended July 31, 2025	Year ended July 31, 2026	Period ended July 31, 2025(a)
OPERATIONS:
Net investment income (loss)	$1,647,931	$3,185,406	$277,372	$72,038
Net realized gain (loss)	(272,764)	(3,733,547)	7,775,425	945,972
Net change in unrealized appreciation (depreciation)	5,229,183	(6,597,756)	(2,650,535)	630,751
Net increase (decrease) in net assets from operations	6,604,350	(7,145,897)	5,402,262	1,648,761

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(1,706,045)	(3,151,515)	(127,523)	—
Total distributions to shareholders	(1,706,045)	(3,151,515)	(127,523)	—

CAPITAL TRANSACTIONS:
Shares sold	104,120,365	107,835,078	400,604,509	52,619,958
Shares redeemed	(129,620,453)	(122,192,133)	(181,311,571)	(26,587,452)
ETF transaction fees (See Note 1)	—	—	2	4
Net increase (decrease) in net assets from capital transactions	(25,500,088)	(14,357,055)	219,292,940	26,032,510

NET INCREASE (DECREASE) IN NET ASSETS	(20,601,783)	(24,654,467)	224,567,679	27,681,271

NET ASSETS:
Beginning of the period	79,276,628	103,931,095	27,681,271	—
End of the period	$58,674,845	$79,276,628	$252,248,950	$27,681,271

SHARES TRANSACTIONS
Shares sold	3,770,000	3,870,000	10,460,000	2,020,000
Shares redeemed	(4,710,000)	(4,490,000)	(4,910,000)	(1,000,000)
Total increase (decrease) in shares outstanding	(940,000)	(620,000)	5,550,000	1,020,000

(a)	Inception date of the Fund was March 19, 2025.

The accompanying notes are an integral part of these financial statements.

MARKETDESK FOCUSED ETFs

FINANCIAL HIGHLIGHTS

MarketDesk Focused U.S. Dividend ETF
	Year ended July 31,		Period ended July 31, 2024(a)
	2026	2025
PER SHARE DATA:

Net asset value, beginning of period	$25.99	$28.32	$24.97

INVESTMENT OPERATIONS:
Net investment income (b)	0.63	0.84	0.62
Net realized and unrealized gain (loss) on investments (c)	1.85	(2.33)	3.26
Total from investment operations	2.48	(1.49)	3.88

LESS DISTRIBUTIONS FROM:
Net investment income	(0.66)	(0.84)	(0.53)
Total distributions	(0.66)	(0.84)	(0.53)

Net asset value, end of period	$27.81	$25.99	$28.32

TOTAL RETURN (d)	9.63%	-5.34%	15.69%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$58,675	$79,277	$103,931
Ratio of expenses to average net assets (e)	0.35%	0.35%	0.35%
Ratio of net investment income (loss) to average net assets (e)	2.29%	3.08%	2.71%
Portfolio turnover rate (d)(f)	465%	242%	87%

(a)	Inception date of the Fund was September 19, 2023.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.

The accompanying notes are an integral part of these financial statements.

MARKETDESK FOCUSED ETFs

FINANCIAL HIGHLIGHTS (CONTINUED)

MarketDesk Focused U.S. Momentum ETF

	Year ended July 31, 2026	Period ended July 31, 2025(a)
PER SHARE DATA:

Net asset value, beginning of period	$27.14	$25.24

INVESTMENT OPERATIONS:
Net investment income (b)	0.12	0.11
Net realized and unrealized gain (loss) on investments (c)	11.23	1.79
Total from investment operations	11.35	1.90

LESS DISTRIBUTIONS FROM:
Net investment income	(0.10)	—
Total distributions	(0.10)	—

ETF transaction fees per share	0.00 (d)	0.00 (d)
Net asset value, end of period	$38.39	$27.14

TOTAL RETURN (e)	41.89%	7.52%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$252,249	$27,681
Ratio of expenses to average net assets (f)	0.45%	0.45%
Ratio of net investment income (loss) to average net assets (f)	0.31%	1.13%
Portfolio turnover rate (e)(g)	720%	398%

(a)	Inception date of the Fund was March 19, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.
(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

MARKETDESK FOCUSED ETFs

NOTES TO THE FINANCIAL STATEMENTS
July 31, 2026

NOTE 1 – ORGANIZATION

MarketDesk Focused U.S. Dividend ETF (“FDIV”) and MarketDesk Focused U.S. Momentum ETF (“FMTM”) (individually, a “Fund”, or collectively, the “Funds”) are each a series of the EA Series Trust (the “Trust”), which was organized as a Delaware statutory trust on October 11, 2013. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). Each Fund qualifies as an investment company as defined in the Financial Accounting Standards Codification Topic 946-Financial Services-Investment Companies. See the Funds’ Prospectus and Statement of Additional Information regarding the risks of investing in shares of each Fund.

Ticker	Commencement of Operations	Creation Unit Size	Listing Exchange	Diversification Classification
FDIV	September 19, 2023	10,000	Nasdaq Stock Market, LLC	Diversified
FMTM	March 19, 2025	10,000	Nasdaq Stock Market, LLC	Non-diversified

The investment objective for each Fund is to:

Fund	Investment Objective
FDIV	seeks capital appreciation with a higher dividend yield compared to a broad-based index of U.S. large-cap dividend paying securities.
FMTM	seeks long-term capital appreciation.

Market prices for the shares may be different from their net asset value (“NAV”). Each Fund issues and redeems shares on a continuous basis at NAV only in blocks of shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day in share amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Shares of the Funds may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is a participant of a clearing agency registered with the SEC, which has a written agreement with the Trust or one of its service providers that allows the authorized participant to place orders for the purchase and redemption of creation units. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.
Authorized Participants may be required to pay a transaction fee to compensate the Trust or its custodian for costs incurred in connection with creation and redemption transactions. Certain transactions consisting all or partially of cash may also be subject to a variable charge, which is payable to the relevant Fund, of up to 2.00% of the value of the order in addition to the transaction fee. The Funds may determine to waive the variable charge on certain orders when such waiver is determined to be in the best interests of Funds’ shareholders. Transaction fees received by a particular Fund, if any, are displayed in the Capital Share Transactions sections of the Statements of Changes in Net Assets.
The end of the reporting period for each Fund is July 31, 2026, and the period covered by these Notes to Financial Statements is from August 1, 2025 to July 31, 2026 for both Funds (the “Current Fiscal Period”).

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A.Security Valuation. Equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the

MARKETDESK FOCUSED ETFs

NOTES TO THE FINANCIAL STATEMENTS
July 31, 2026

security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the most recent quoted bid for exchange-traded or the mean between the most recent quoted bid and ask price for NASDAQ securities will be used. Equity securities that are not traded on a listed exchange are generally valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities. Fair values for debt securities, including asset-backed securities (“ABS”), collateralized loan obligations (“CLO”), collateralized mortgage obligations (“CMO”), corporate obligations, whole loans, and mortgage-backed securities (“MBS”) are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs, including but not limited to, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and pricing models such as yield measurers calculated using factors such as cash flows, financial or collateral performance and other reference data. In addition to these inputs, MBS and ABS may utilize cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information. Reverse repurchase agreements are priced at their acquisition cost, and assessed for credit adjustments, which represents fair value. Futures contracts are carried at fair value using the primary exchange’s closing (settlement) price.

Subject to its oversight, the Trust’s Board of Trustees (the “Board”) has delegated primary responsibility for determining or causing to be determined the value of the Fund’s investments to Empowered Funds, LLC dba EA Advisers (the “Adviser”), pursuant to the Trust’s valuation policy and procedures, which have been adopted by the Trust and approved by the Board. In accordance with Rule 2a-5 under the 1940 Act, the Board designated the Adviser as the “valuation designee” of each Fund. If the Adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the Adviser in accordance with the Trust’s fair valuation policy and procedures. The Adviser will provide the Board with periodic reports, no less frequently than quarterly, that discuss the functioning of the valuation process, if applicable, and that identify issues and valuation problems that have arisen, if any. As appropriate, the Adviser and the Board will review any securities valued by the Adviser in accordance with the Trust’s valuation policies during these periodic reports. The use of fair value pricing by each Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of the Current Fiscal Period end, the Funds did not hold any securities that required fair valuation due to unobservable inputs.

As described above, the Funds may use various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace,

MARKETDESK FOCUSED ETFs

NOTES TO THE FINANCIAL STATEMENTS
July 31, 2026

the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the fair value classification of the Funds investments as of the Current Fiscal Period end:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
FDIV
Investments:
Common Stocks	$58,631,478	$—	$—	$58,631,478
Money Market Funds	9,421	—	—	9,421
Total Investments	$58,640,899	$—	$—	$58,640,899

FMTM
Investments:
Common Stocks	$235,796,007	$—	$—	$235,796,007
Real Estate Investment Trusts	16,110,567	—	—	16,110,567
Money Market Funds	409,527	—	—	409,527
Total Investments	$252,316,101	$—	$—	$252,316,101

Refer to the Schedule of Investments for further disaggregation of investment categories.

During the Current Fiscal Period, the Funds did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.

B.Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts using the spot rate of exchange at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Funds isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. That portion of gains (losses) attributable to the changes in market prices and the portion of gains (losses) attributable to changes in foreign exchange rates, if any, would appear on the “Statement of Operations” under “Net realized gain (loss) – Foreign currency translation” and “Change in net unrealized appreciation (depreciation) – Foreign currency translation,” respectively, if applicable.

If applicable, each Fund reports net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on each Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

MARKETDESK FOCUSED ETFs

NOTES TO THE FINANCIAL STATEMENTS
July 31, 2026

C.Federal Income Taxes. The Funds’ policy is to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. Each Fund plans to file U.S. Federal and various state and local tax returns.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statements of Operations. During the Current Fiscal Period, the Funds did not incur any interest or penalties.

D.Foreign Taxes. The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions.  All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if there are any, are paid by each Fund and are reflected in their Statement of Operations. Foreign taxes payable or deferred as of the current period end, if any, are disclosed in the Statement of Assets and Liabilities.
Consistent with U.S. GAAP accrual requirements, for uncertain tax positions, each Fund recognizes tax reclaims when the Funds determine that it is more likely than not that the Funds will sustain its position that it is due the reclaim.

The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

E.Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date, net of any foreign taxes withheld at source. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations.

Distributions to shareholders from net investment income for FDIV are declared and paid on a quarterly basis and distribution to shareholders from net investment income for FMTM are declared on an annual basis. Distributions to shareholders from net realized gains on securities normally are declared and paid on an annual basis for each Fund. Distributions are recorded on the ex-dividend date. Each Fund may distribute more frequently, if necessary, for tax purposes.

F.Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates.

G.Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for regular trading. The offering and redemption price per share for each Fund is equal to the Fund’s net asset value per share.

MARKETDESK FOCUSED ETFs

NOTES TO THE FINANCIAL STATEMENTS
July 31, 2026

H.Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. Additionally, as is customary, the Trust’s organizational documents permit the Trust to indemnify its officers and trustees against certain liabilities under certain circumstances. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Funds that have not yet occurred. As of the date of this Report, no claim has been made for indemnification pursuant to any such agreement of the Funds.

I.Segment Reporting: The Funds adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). The Funds’ adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or results of operations.

The Treasurer (principal financial officer) acts as the Funds’ Chief Operating Decision Maker (“CODM’) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in their prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Funds’ financial statements.

J.Reclassification of Capital Accounts. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. In addition, the Funds realized net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Funds rather than for cash and are not taxable to the Funds, and are not distributed to shareholders. As such, these reclassifications result in adjustments to distributable earnings and paid-in capital accounts. For the Current Fiscal Period, the following table shows the reclassifications made:

	Distributable Earnings	Paid-in Capital
FDIV	$(10,304,466)	$10,304,466
FMTM	$(29,137,773)	$29,137,773

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS.

Empowered Funds, LLC dba EA Advisers (the “Adviser”) serves as the investment adviser to the Funds. Pursuant to investment advisory agreements (the “Advisory Agreements”) between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice to each Fund and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreements, the Adviser is also responsible for arranging transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Funds to operate. The Adviser administers the Funds’ business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services. The Adviser agrees to pay all expenses incurred by the Funds except for the fee paid to the Adviser pursuant to the Advisory Agreement, payments under any distribution plan adopted pursuant to Rule 12b-1, brokerage expenses, acquired fund fees and expenses, taxes, interest (including borrowing costs), litigation expense (including class action-related services) and other non-routine or extraordinary expenses. The table below represents the annual rate based on average daily net assets that each Fund pays the Adviser monthly:

FDIV	0.35%
FMTM	0.45%

MarketDesk Indices, LLC (the “Sub-Adviser”) serves as an investment sub-adviser to the Funds. Pursuant to an investment sub-advisory agreement (the “Sub-Advisory Agreement”) among the Trust, the Adviser and the Sub-Adviser, the Sub-Adviser is responsible for determining the investment exposures for the Funds, subject to the overall supervision and oversight of the Adviser and the Board.

MARKETDESK FOCUSED ETFs

NOTES TO THE FINANCIAL STATEMENTS
July 31, 2026

U.S. Bancorp Fund Services, LLC (“Fund Services” or the “Administrator”), doing business as U.S. Bank Global Fund Services, acts as the Funds’ Administrator and, in that capacity, performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports, and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the trustees; and monitors the activities of the Funds’ Custodian, transfer agent, and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Funds. U.S. Bank N.A. (the “Custodian”), an affiliate of the Administrator, serves as the Funds’ Custodian.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

For the Current Fiscal Period, purchases and sales of securities for each Fund, excluding short-term securities and in-kind transactions for each Fund were as follows:

	Purchases	Sales
FDIV	$332,256,219	$330,416,379
FMTM	676,012,377	672,187,461

For the Current Fiscal Period, in-kind transactions associated with creations and redemptions for each Fund were as follows:

	Redemptions	Creations
FDIV	$102,074,802	$129,181,258
FMTM	395,437,846	180,064,084

There were no purchases or sales of U.S. Government securities during the Current Fiscal Period for any of the respective Funds.

NOTE 5 – TAX INFORMATION

The components of tax basis cost of investments and net unrealized appreciation (depreciation) for federal income tax purposes for the Current Fiscal Period, for each Fund were as follows:

	FDIV	FMTM
Tax cost of Investments	$56,741,856	$254,693,528
Gross tax unrealized appreciation	3,559,647	6,031,290
Gross tax unrealized depreciation	(1,660,604)	(8,408,717)
Net tax unrealized appreciation (depreciation)	$1,899,043	$(2,377,427)
Undistributed ordinary income	107,245	221,887
Undistributed long-term gain	—	—
Total distributable earnings	107,245	221,887
Other accumulated gain (loss)	(22,985,557)	(21,533,950)
Total accumulated gain (loss)	$(20,979,269)	$(23,689,490)

Under tax law, certain capital and foreign currency losses realized after October 31st and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year.

For the Current Fiscal Period, there were no post-October late year losses and post-October capital losses.

MARKETDESK FOCUSED ETFs

NOTES TO THE FINANCIAL STATEMENTS
July 31, 2026

For the Current Fiscal Period, each Fund had the following capital loss carryforwards that do not expire:

	Unlimited Short-Term	Unlimited Long-Term
FDIV	$(18,607,497)	$(4,378,060)
FMTM	$(21,533,950)	$—

For the Current Fiscal Period, the Funds paid the following foreign withholding taxes:

FDIV	$6,382
FMTM	—

NOTE 6 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid by each Fund during the Current Fiscal Period and fiscal period ended July 31, 2025, were as follows:

	Ordinary Income
	Current Fiscal Period	Fiscal Period Ended July 31, 2025
FDIV	$1,706,045	$3,151,515
FMTM(a)	127,523	N/A
(a) Inception date is March 19, 2025.

NOTE 7 – SUBSEQUENT EVENTS

In preparing these financial statements, management of the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no transactions that occurred during the period subsequent to the Current Fiscal Period that materially impacted the amounts or disclosures in the Funds’ financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of
MarketDesk Focused U.S. Dividend ETF,
MarketDesk Focused U.S. Momentum ETF and
The Board of Trustees of
EA Series Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of MarketDesk Focused U.S. Dividend ETF and MarketDesk Focused U.S. Momentum ETF (the “Funds”), each a series of EA Series Trust (the “Trust”), including the schedules of investments, as of July 31, 2026, and with respect to MarketDesk Focused U.S. Dividend ETF, the related statement of operations for the year ended July 31, 2026, the statement of changes in net assets for each of the two years ended July 31, 2026 and the financial highlights for each of the two years ended July 31, 2026 and for the period September 19, 2023 (commencement of operations) to July 31, 2024, with respect to MarketDesk Focused U.S. Momentum ETF, the related statement of operations for the year ended July 31, 2026, the statement of changes in net assets and the financial highlights for the year ended July 31, 2026 and for the period March 19, 2025 (commencement of operations) to July 31, 2025 and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of July 31, 2026, and the results of its operations, the changes in its net assets and the financial highlights for the periods stated above, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 1999.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of July 31, 2026 by correspondence with the custodian. We believe that our audit provides a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP
Philadelphia, Pennsylvania
September 29, 2026

MARKETDESK FOCUSED ETFs
FEDERAL TAX INFORMATION (UNAUDITED)

For the Current Fiscal Period, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8%, as provided for by the Tax Cuts and Jobs Act of 2017. The percentage of dividends declared from ordinary income designated as qualified dividend income were as follows:

FDIV	84.18%
FMTM	81.97%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the Current Fiscal Period were as follows:

FDIV	86.33%
FMTM	82.59%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under the Internal Revenue Section 871(k)(2)(C) for the Current Fiscal Period were as follows:

FDIV	0.00%
FMTM	0.00%

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment
Companies.

There were no matters concerning changes in and disagreements with Accountants on accounting and financial disclosures required by Item 304 of Regulation S-K.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted during the period covered by the report to a vote of shareholders.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management
Investment Companies

Not applicable. The Independent Trustees are paid by the Adviser. See Note 3 to the Financial Statements under Item 7.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts.
The Board (the members of which are referred to as “Trustees”) of the EA Series Trust (the “Trust”) met in-person on the date below to consider the approval of the continuation of the Advisory Agreement between the Trust, on behalf of the Funds (defined above), and Empowered Funds, LLC dba EA Advisers (the “Adviser”), as well as to consider the approval of the continuation of the Sub-Advisory Agreement (together with the Advisory Agreement, the “Agreements”) among the Trust, on behalf of the Funds, the Adviser, and the Sub-Adviser (defined below), each for an additional one-year term.

Board Meeting Date	Sub-Adviser	Reporting Period End
July 17, 2026	MarketDesk Indices LLC	March 31, 2026
In accordance with Section 15(c) of the 1940 Act, the Board requested, reviewed and considered materials furnished by the Adviser and Sub-Adviser relevant to the Board’s consideration of whether to approve the continuation of the Agreements. In connection with considering the approval of the Agreements, the Trustees who are not “interested persons” of the Trust, as that term is defined in the 1940 Act (the “Independent Trustees”), met in executive session with counsel to the Trust and counsel to the Independent Trustees, who provided assistance and advice. In reaching the decision to approve the continuation of the Agreements, the Board considered and reviewed information provided by the Adviser and Sub-Adviser at this meeting and throughout the year, including among other things information about their respective personnel, operations, financial condition, and compliance programs. The Board also reviewed the Agreements. During its review and consideration, the Board focused on and reviewed the factors it deemed relevant, including:
Nature, Quality, and Extent of Services. The Board was presented with and considered information concerning the nature, quality, and extent of the overall services provided by the Adviser and Sub-Adviser to the Funds. In this context, the Board considered the responsibilities of the Adviser, recognizing that the Adviser had invested significant time and effort in structuring the Trust and the Funds, and arranging service providers for the Funds. In addition, the Board considered that the Adviser is responsible for providing investment advisory oversight services to the Funds, executing all Fund transactions, monitoring compliance with each Fund’s objectives, policies, and restrictions, and carrying out directives of the Board. The Board also considered the services provided by the Adviser in the oversight of the Trust’s administrator, transfer agent, and custodian. In addition, the Board evaluated the integrity of each of the Adviser’s and Sub-Adviser’s personnel, the experience of the portfolio management personnel responsible for managing the Funds’ assets, and the adequacy of each of the Adviser’s and the Sub-Adviser’s resources to perform the services provided under the Agreements. The Board also considered the Adviser’s ongoing oversight responsibilities vis-à-vis the Sub-Adviser.
Performance. The Board compared each Fund’s performance for the Reporting Period to that of a peer group of ETFs determined by an independent consultant to the Trust to be highly suitable peers based on factors such as a fund’s strategy, geographic focus, portfolio concentration, and factor analyses. It was noted that the Adviser and the Sub-Adviser have consistently managed each Fund’s portfolio in accordance with its stated investment objective and strategies.
MarketDesk Focused U.S. Momentum ETF - The Board noted that, for the one-year and since inception periods, the Fund outperformed the average of its peer group.
MarketDesk Focused U.S. Dividend ETF - The Board noted that, for the one-year, two-year, and since-inception periods, the Fund underperformed the funds in its peer group. The Board considered that the Sub-Adviser identified the Fund’s underperformance relative to other funds in its peer group as being due primarily to its greater exposure to small- and mid-capitalization value oriented stocks and its equal-weight portfolio construction process. The Board also noted that because the Fund has been operational for fewer than three years, its returns cover a relatively short period which may not reflect a sufficient variety of market conditions or market cycles by which to effectively judge longer-term performance.
Comparative Fees and Expenses. In considering the advisory fees and sub-advisory fees, the Board reviewed and considered the fees in light of the nature, quality, and extent of the services being provided by the Adviser and the Sub-Adviser, respectively. The Board compared each Fund’s management fee and net expense ratio to those of a peer group of ETFs determined by an independent consultant to the Trust to be highly suitable peers based on factors such as a fund’s strategy, geographic focus, portfolio concentration, and factor analyses. The Board also considered the allocation of fees between the Adviser and the Sub-Adviser.
MarketDesk Focused U.S. Momentum ETF - The Board noted that the Fund’s management fee and net expense ratio were below the average for the highly suitable funds in the Fund’s peer group.
MarketDesk Focused U.S. Dividend ETF - The Board noted that the Fund’s management fee and net expense ratio were above the average for the peer group, but well within the range of those in the peer group.
The Board considered each Fund’s fee arrangement in which the Adviser is responsible for paying most of a Fund’s operating expenses out of its resources, noting that comparisons with a Fund’s overall expense ratio may be more relevant than comparisons to management fees only.
With respect to the sub-advisory fee, the Board noted that it was payable solely by the Adviser. The Board considered the representations from the Adviser that it does not manage any other accounts that follow a strategy similar to that of the Funds. As it relates to the Sub-Adviser, the Board noted that the Sub-Adviser also does not manage any other accounts that follow a strategy similar to that of either Fund.
Costs and Profitability. The Board further considered information regarding the potential profits, if any, that may be realized by each of the Adviser and the Sub-Adviser in connection with providing their respective services to the Funds. The Board reviewed the profit and loss information provided by the Adviser with respect to each Fund and considered the Adviser’s profitability with respect to providing investment advisory services as well as non-advisory services. The Board also reviewed the same type of information provided by the Sub-Adviser. The Board discussed the financial condition of the Sub-Adviser, noting that the Sub-Adviser has sufficient capital to perform its obligations to the Funds under the Sub-Advisory Agreement for an additional annual period. The Board also reviewed the Sub-Adviser's costs associated with the personnel, systems and equipment necessary to manage the Funds and to meet the regulatory and compliance requirements adopted by the SEC and other regulatory bodies.
The Board also considered other expenses of each Fund the Adviser would pay in accordance with the Advisory Agreement. The Board took into consideration that, pursuant to the Advisory Agreement, the Adviser agreed to pay all expenses incurred by each Fund except for the fees paid to the Adviser pursuant to the Advisory Agreement, payments under any distribution plan adopted pursuant to Rule 12b-1, brokerage expenses, acquired fund fees and expenses, taxes, interest (including borrowing costs), the fees and expenses associated with each Fund’s securities lending program, litigation expenses and other non-routine or extraordinary expenses. The Board also considered the respective financial obligations of the Adviser, as well as the Sub-Adviser, which serves as the sponsor of the Funds. The Board concluded that the methodologies used by the Adviser and Sub-Adviser to determine their profitability were reasonable, and the Board was satisfied that any profits realized by each firm in connection with the operation of each Fund were not excessive.
Other Benefits. The Board further considered the extent to which the Adviser or the Sub-Adviser might derive ancillary benefits from each Fund’s operations. In addition, the Adviser may benefit from continued growth in the Trust by potentially negotiating better fee arrangements with key vendors serving the Funds and other series in the Trust.
Economies of Scale. The Board also considered whether economies of scale would be realized by the Adviser or Sub-Adviser as each Fund’s assets increase, including the extent to which this is reflected in the level of fees to be charged. The Board also noted that the advisory and sub-advisory fees do not include breakpoints but concluded that it was premature to meaningfully evaluate potential economies of scale given each Fund’s current level of assets.
Conclusion. No single factor was determinative of the Board’s decision to approve the continuation of the Agreements for an additional annual term; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including the Independent Trustees, unanimously determined that the Advisory Agreement and Sub-Advisory Agreement, including the compensation payable under each Agreement, were fair and reasonable to the Funds. The Board, including the Independent Trustees, unanimously determined that the approval of the continuation of each of the Advisory Agreement and the Sub-Advisory Agreement was in the best interests of each Fund and its shareholders.
Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a) The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.
(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

There have been no required recovery of erroneously awarded incentive based compensation to an executive officer from the registrant that required an accounting restatement.

Item 19. Exhibits.

(a)	(1)
Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2)
Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3)
A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4)
Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not Applicable.

(5)	Change in the registrant’s independent public accountant. Not Applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	EA Series Trust

By (Signature and Title)	/s/ Wesley R. Gray, PhD.
Wesley R. Gray, PhD., President (principal executive officer)

Date:	September 29, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Wesley R. Gray, PhD.
Wesley R. Gray, PhD., President (principal executive officer)

Date:	September 29, 2026

By (Signature and Title)	/s/ Sean R. Hegarty, CPA
Sean R. Hegarty, CPA, Treasurer (principal financial officer)

Date:	September 29, 2026